Mortgage Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2025
Servicing Asset [Abstract]
Schedule of Changes in Carrying Amount of Mortgage Servicing Assets
Changes in the carrying amount of commercial mortgage servicing assets are summarized as follows:

Year ended December 31, Dollars in millions	2025	2024
Balance at beginning of period	$609	$638
Servicing retained from loan sales	83	67
Purchases	11	28
Amortization	(125)	(124)
Balance at end of period	$578	$609
Fair value at end of period	$736	$819

Changes in the carrying amount of residential mortgage servicing assets are summarized as follows:

Dollars in millions	2025	2024
Balance at beginning of period	$111	$108
Servicing retained from loan sales	14	13
Amortization	(12)	(11)
Temporary recoveries (impairments)	—	1
Balance at end of period	$113	$111
Fair value at end of period	$137	$138

Schedule of Range and Weighted-Average of Significant Unobservable Inputs	The range and weighted-average of the significant unobservable inputs used to determine fair value our commercial mortgage servicing assets along with the valuation techniques, are shown in the following table:

dollars in millions		December 31, 2025			December 31, 2024
Valuation Technique	Significant Unobservable Input	Range		Weighted-Average	Range		Weighted-Average
Discounted cash flow	Expected defaults	1.00%	2.00%	1.01%	1.00%	2.00%	1.01%
	Residual cash flows discount rate	6.96%	10.84%	10.58%	7.00%	10.61%	10.31%
	Escrow earn rate	3.94%	4.09%	4.08%	4.62%	4.70%	4.69%
	Prepayment rate	8.00%	45.00%	10.05%	8.00%	45.00%	10.29%

The range and weighted-average of the significant unobservable inputs used to fair value our mortgage servicing assets at December 31, 2025, and December 31, 2024, along with the valuation techniques, are shown in the following table:

		December 31, 2025			December 31, 2024
Valuation Technique	Significant Unobservable Input	Range		Weighted-Average	Range		Weighted-Average
Discounted cash flow	Prepayment speed	6.01%	33.07%	8.33%	5.42%	46.30%	7.69%
	Discount rate	6.50%	8.75%	6.62%	6.50%	8.75%	6.61%
	Servicing cost	$70.00	$4,332	$76.47	$70.00	$4,332	$75.99

If these economic assumptions change or prove incorrect, the fair value of residential mortgage servicing assets may also change. Prepayment speed, discount rates, and servicing cost    are critical to the valuation of residential mortgage servicing assets. Estimates of these assumptions are based on how a market participant would view the respective rates and reflect historical data associated with the residential mortgage loans, industry trends, and other considerations. Actual rates may differ from those estimated due to changes in a variety of economic factors. An increase in the prepayment speed would cause a decrease in the fair value of our residential mortgage servicing assets. An increase in the assigned discount rates and servicing cost assumptions would cause a decrease in the fair value of our residential mortgage servicing assets.
The sensitivity of the fair value of residential mortgage servicing assets to adverse fluctuations in key assumptions as of December 31, 2025, is presented below:

Dollars in millions	2025
Key Assumptions:
Prepayment speed	8.33%
Effect on Fair Value of a 10% adverse change	$(4)
Effect on Fair Value of a 20% adverse change	(8)
Discount rate	6.62%
Effect on Fair Value of a 10% adverse change	$(4)
Effect on Fair Value of a 20% adverse change	(7)

Schedule of Assumptions and Sensitivity of MSR’s
The sensitivity of the fair value of commercial mortgage servicing assets to adverse fluctuations in key assumptions as of December 31, 2025, is presented below:

Dollars in millions	2025
Key assumptions:
Escrow earn rate assumptions	4.08%
Effect on fair value from 10% adverse change	$(29)
Effect on fair value from 20% adverse change	(57)
Discount rate assumptions	10.58%
Effect on fair value from 10% adverse change	$(19)
Effect on fair value from 20% adverse change	(36)
Default rate assumptions	1.01%
Effect on fair value from 10% adverse change	$(2)
Effect on fair value from 20% adverse change	(3)
Prepayment rate assumptions	10.05%
Effect on fair value from 10% adverse change	$(6)
Effect on fair value from 20% adverse change	(13)

Assumptions and information for originated mortgage servicing right additions for the year ended December 31, 2025 are shown in the following table:

Dollars in millions	2025
Unpaid principal balance of loans sold during the period	$8,511
Pretax gains related to the sale of mortgage loans	131
Weighted average servicing fee rate	0.16%
Weighted average assumptions:
Escrow earn rate assumption	4.88%
Discount rate assumption	9.82%
Default rate assumption	1.04%
Prepayment rate assumption	12.71%